The Lifetime Achievement Fund
THE LIFETIME ACHIEVEMENT FUND
Investment Objective
The Fund’s investment objective is long-term capital appreciation and growth of investment.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund. More information about this and other discounts is available from your financial professional and in the “Front-End Sales Load” section on page 19 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Lifetime Achievement Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Redemption Fee (as a % of amount redeemed on shares held less than 90 days )	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Lifetime Achievement Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.37%
Interest Expense and Cost of Borrowing		0.14%
Remaining Other Expenses		0.23%
Acquired Fund Fees and Expenses	[2]	1.01%
Total Annual Fund Operating Expenses		2.38%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and that your dividends and distributions have been reinvested. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Lifetime Achievement Fund	485	974	1,489	2,898

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of the portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in shares of other open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Investment Funds”) that each invest primarily in common stocks or fixed income securities. The Fund may invest without restriction as to capitalization, credit quality, or country of an issuer, or maturity of a fixed income security. The Fund may invest without limitation in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds. The Fund defines non-investment grade fixed income securities as those with ratings below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or if unrated, determined to be of similar credit quality by the Fund’s adviser. The Fund may borrow amounts of up to 33 1/3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Fund’s adviser deems it advisable and to increase liquidity to meet redemption requests. The Fund is “non-diversified,” which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund’s adviser selects Investment Funds based, in part, upon an analysis of the global macroeconomic environment and the relative valuations of various asset classes, sectors, and countries. In selecting open-end investment companies, the adviser considers, among other factors, their past performance, asset size, number of portfolio holdings, portfolio turnover, consistency of their advisers’ investment process, administrative and other costs, shareholder services and the reputation, and stability of their investment advisers. In selecting ETFs, the adviser considers the underlying index, if any, methodology of portfolio construction, and liquidity of the ETF. The Fund may invest in the securities of an ETF that are trading at a discount or premium to its net asset value (“NAV”). The strategy of investing in other Investment Funds is generally referred to as the “fund of funds” structure. The Fund invests primarily in Investment Funds that have an investment objective that the Fund’s adviser deems, when viewed from a total portfolio perspective, consistent with the Fund’s.

The Fund may invest in inverse Investment Funds, which are designed to produce results opposite to market trends. Inverse Investment Funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. The Fund may also invest in alternative assets, which are selected to provide positive returns that are non-correlated to the equity market in general. These may include Investment Funds linked to commodities, such as oil or gold, and securities focused on specific industries, such as real estate, or focused on economic segments, such as foreign currencies. The Fund may also invest directly in gold bullion, gold coins, foreign currencies, and fixed income securities of sovereign issuers.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

Below-Investment Grade Securities Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of loss of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuer of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Common Stock Risk. The value of the Fund will fluctuate based on changes in the value of the equity securities in which the Investment Funds invest. Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, or market conditions.

Fixed Income Risk. When the Fund invests in fixed income securities including Investment Funds that invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

Foreign Currency Risk. Currency investing involves market risk, interest rate risk, and country risk. Market risk results from adverse price movement of foreign currency values. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Foreign Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Gold Risk. The price of gold may be volatile and gold bullion and gold coins are subject to storage and other expenses.

Investment Funds Risk. Investment Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in open-end investment companies and ETFs and may be higher than other mutual funds that invest directly in securities. Each Investment Fund is subject to specific risks, depending on its investments. The Fund’s investments in the “Alternative Asset” market segment, which the Fund defines to include commodity-related, foreign currency-related, and real estate-related, may be more volatile than other Fund investments. The Fund may engage in hedging or speculation activities by investing in inverse Investment Funds. Positions in inverse securities are speculative and can be riskier than “long” positions (purchases). The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Issuer Risk. Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s or an Investment Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk. By borrowing money, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing. Borrowing may magnify the effect on the Fund’s NAV of any decrease in the value of the securities it holds.

Management Risk. The adviser’s judgments about the attractiveness, value, and potential appreciation of particular asset classes and Investment Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

Non-Diversification Risk. The Fund’s portfolio is non-diversified. That is, the Fund can take larger positions in securities of a smaller number of issuers than a diversified portfolio could take. Non-diversification increases the risk that the value of the Fund could decrease because a single investment performs poorly.

Small-Cap and Mid-Cap Risk. Small-cap and mid-cap companies may be more vulnerable to adverse business or economic developments than larger, more established organizations. These companies may have limited product lines, markets, or financial resources, and they may be dependent on a limited management group.

Sovereign Debt Risk. Sovereign government issuers of debt may be unable or unwilling to make interest and principal payments because of factors such as tax revenue shortfalls or the inability to refinance maturing debt in local or global capital markets

Who Should Invest in the Fund

• Investors with long-term financial goals.

• Investors seeking growth potential.

Who Should Not Invest in the Fund

• Investors with short-term financial goals.

• Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. In 2010, 2011 and 2012, the Fund’s distributor rebated certain 12b-1 fees to the Fund. Without this rebate, Fund performance would have been lower. The Fund acquired all of the assets and liabilities of the Lifetime Achievement Fund, Inc. (the “Predecessor Fund”) in a tax- free reorganization on April 25, 2012. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated information on the Fund’s results can be obtained by visiting www.lifetimeachievementfund.com.

Annual Total Returns (Year ended December 31): Returns do not reflect sales charges, and would be lower if they did.

Best Quarter Ended June 30, 2009 28.99% Worst Quarter Ended December 31, 2008 (27.37)%
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns The Lifetime Achievement Fund	Label	One Year	Five Years	Ten Years
The Lifetime Achievement Fund	Return Before Taxes	12.10%	0.39%	7.39%
The Lifetime Achievement Fund Return After Taxes on Distributions		12.10%	0.25%	7.14%
The Lifetime Achievement Fund Return After Taxes on Distributions and Sale of Fund Shares		7.86%	0.25%	6.49%
MSCI World Index		15.83%	(1.18%)	7.51%
S&P 500® Index		16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Standard and Poor’s (“S&P”) 500® Index is an unmanaged composite of 500 large capitalization companies actively traded in the United States. This index is widely used by professional investors as a performance benchmark for large-cap stocks.